Sale of U.S. Operations (Gain from Discontinued Operations) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016		Mar. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ 0	$ 134,752	$ 0	$ 193,905	$ 204,127		$ 2,212,839
Calpian Commerce Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net					8,834,882	[1]	22,224,723
Cost of revenues					5,775,541	[1]	16,224,976
Gross profit					3,059,341	[1]	5,999,747
General and administrative expenses					2,026,266	[1]	5,311,559
Other income (expense)					(828,948)	[1]	1,524,651
Income tax expense					0	[1]	0
Income from discontinued operations, net of tax					204,127	[1]	2,212,839
Calpian Commerce Segment [Member] | Residual Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net					1,594,475	[1]	3,662,690
Calpian Commerce Segment [Member] | Processing Fees [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net					5,880,911	[1]	17,002,624
Calpian Commerce Segment [Member] | Other Income [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net					1,359,496	[1]	1,559,409
Calpian Commerce Segment [Member] | Residual Portfolio Amortization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues					263,421	[1]	1,150,569
Calpian Commerce Segment [Member] | Processing And Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues					5,126,216	[1]	14,350,913
Calpian Commerce Segment [Member] | Other Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues					385,904	[1]	723,494
Calpian Commerce Segment [Member] | Salaries And Wages [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expenses					1,320,851	[1]	3,455,209
Calpian Commerce Segment [Member] | Selling, General and Administrative Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expenses					677,713	[1]	1,695,735
Calpian Commerce Segment [Member] | Depreciation And Amortization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expenses					27,702	[1]	160,615
Calpian Commerce Segment [Member] | Interest Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other income (expense)					(952,940)	[1]	(1,788,807)
Calpian Commerce Segment [Member] | Other Nonoperating Income (Expense) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other income (expense)					$ 123,992	[1]	$ 3,313,458

[1]	As the Company’s U.S. Operations were divested on November 30, 2015, the financial information presented above includes only eight month results for the periods within the current fiscal year.